Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 750,335	$ 642,612
Allowance for credit losses	(5,348)	(5,626)
Total loans net of allowance for credit losses	744,987	636,986
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	205,423	162,348
Total loans net of allowance for credit losses	205,423	162,348
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	434,969	381,076
Total loans net of allowance for credit losses	434,969	381,076
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,673	22,132
Total loans net of allowance for credit losses	23,673	22,132
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,155	20,827
Total loans net of allowance for credit losses	26,155	20,827
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60,115	56,229
Allowance for credit losses	(5,348)	(5,626)
Total loans net of allowance for credit losses	54,767	50,603
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	349,279	319,678
Allowance for credit losses	(899)	(802)
Total loans net of allowance for credit losses	348,380	318,876
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,557	38,886
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	269,576	247,343
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,011	12,112
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,487	19,417
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	648	1,920
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	99,431	91,540
Allowance for credit losses	(2,137)	(2,341)
Total loans net of allowance for credit losses	97,294	89,199
Loans to consumers [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,772	15,057
Loans to consumers [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,279	33,414
Loans to consumers [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,328	5,047
Loans to consumers [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,282	1,180
Loans to consumers [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	39,770	36,842
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,518	12,450
Allowance for credit losses	(1,083)	(1,211)
Total loans net of allowance for credit losses	13,435	11,239
Credit Card [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,518	12,450
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	287,107	218,944
Allowance for credit losses	(1,229)	(1,272)
Total loans net of allowance for credit losses	285,878	217,672
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	148,094	108,405
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	128,114	100,319
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,334	4,973
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	386	230
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,179	5,017
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	322,179	241,145
Total loans net of allowance for credit losses	322,179	241,145
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	114,060	83,578
Floating interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,883	37,254
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	166,236	120,313
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	423,105	395,587
Total loans net of allowance for credit losses	423,105	395,587
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	232,519	233,217
Fixed interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	56,707	53,374
Fixed interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,518	12,450
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,361	96,546
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,051	5,880
Allowance for credit losses	(5,348)	(5,626)
Total loans net of allowance for credit losses	(297)	254
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,700	2,883
Non-rate sensitive [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	841	912
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,510	$ 2,085